UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                08/27/2010


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:              $679,573,444


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE


NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYSTEMS INC               COM            00724F101  14,670,552   555072   SH          SOLE                  555072
AMERICAN TOWER CORP CL A        CL A           029912201  29,518,052  663,327   SH          SOLE                  663327
ANHEUSER BUSCH INBEV SA/NV SPO  SPONSORED ADR  03524A108  11,430,461  238,085   SH          SOLE                  238085
AUTODESK INC                    COM            052769106   3,394,761   139358   SH          SOLE                  139358
C R BARD INC                    COM            067383109   2,231,469    28782   SH          SOLE                   28782
BAXTER INTERNATIONAL INC        COM            071813109   6,302,817  155,089   SH          SOLE                  155089
BERKSHIRE HATHAWAY INC DEL CL   CL B NEW       084670702  24,838,098   311684   SH          SOLE                  311684
BOSTON SCIENTIFIC               COM            101137107  10,130,680  1746669   SH          SOLE                 1746669
C H ROBINSON WORLDWIDE INC      COM NEW        12541W209   2,459,002   44,179   SH          SOLE                   44179
CHEVRONTEXACO CORP              COM            166764100  15,276,508  225,118   SH          SOLE                  225118
CISCO SYSTEMS                   COM            17275R102  14,371,251   674390   SH          SOLE                  674390
COLGATE PALMOLIVE               COM            194162103  15,391,200   195419   SH          SOLE                  195419
CONSOLIDATED TOMOKA LD CO       COM            210226106   1,560,176   54,743   SH          SOLE                   54743
CORELOGIC INC COM               COM            21871D103   9,461,028   535732   SH          SOLE                  535732
DUN & BRADSTREET CORP DEL       COM            26483E100  16,324,120  243,208   SH          SOLE                  243208
ECOLAB INC                      COM            278865100   4,402,618    98032   SH          SOLE                   98032
EXXON MOBIL CORPORATION         COM            30231G102  23,317,832  408,583   SH          SOLE                  408583
FEDEX CORP                      COM            31428X106   7,846,011   111910   SH          SOLE                  111910
FIRST AMERN FINL CORP COM       COM            31847R102  19,427,129  1532108   SH          SOLE                 1532108
GENERAL DYNAMICS                COM            369550108  15,213,361   259791   SH          SOLE                  259791
HEWLETT PACKARD                 COM            428236103   9,969,159  230,341   SH          SOLE                  230341
HOME DEPOT INC                  COM            437076102      89,571    3,191   SH          SOLE                    3191
INTEL CORP                      COM            458140100  15,973,118  821,240   SH          SOLE                  821240
JACOBS ENGINEERING GROUP        COM            469814107  12,329,183  338,342   SH          SOLE                  338342
JOHNSON & JOHNSON               COM            478160104  20,357,923  344,699   SH          SOLE                  344699
LEGG MASON INC                  COM            524901105  14,412,914   514196   SH          SOLE                  514196
LOWE'S COS                      COM            548661107  20,205,406   989491   SH          SOLE                  989491
MAXIM INTEGRATED PRODUCTS       COM            57772K101  15,265,723  912,476   SH          SOLE                  912476
MEDTRONIC INC                   COM            585055106  13,115,884  361,618   SH          SOLE                  361618
MICROSOFT CORP                  COM            594918104  22,604,149  982,362   SH          SOLE                  982362
MICROCHIP TECHNOLOGY            COM            595017104   2,976,114  107,286   SH          SOLE                  107286
MONSANTO CO                     COM            61166W101  15,160,623  328,010   SH          SOLE                  328010
NETAPP INC                      COM            64110D104   2,180,173   58,434   SH          SOLE                   58434
NOVARTIS ADR                    SPONSORED ADR  66987V109  19,415,701  401,815   SH          SOLE                  401815
OMNICOM GROUP                   COM            681919106  13,953,207  406,799   SH          SOLE                  406799
ORACLE CORP                     COM            68389X105  16,323,484  760,647   SH          SOLE                  760647
PAYCHEX INC                     COM            704326107  10,855,902   418017   SH          SOLE                  418017
PEOPLE'S UNITED FINL INC        COM            712704105   3,448,981   255480   SH          SOLE                  255480
PETSMART INC                    COM            716768106   3,208,941  106,362   SH          SOLE                  106362
PRAXAIR INC                     COM            74005P104  11,962,954   157428   SH          SOLE                  157428
PROCTER & GAMBLE                COM            742718109  13,784,663  229,821   SH          SOLE                  229821
QUALCOMM                        COM            747525103  16,660,061   507310   SH          SOLE                  507310
SBA COMMUNICATIONS CORP         COM            78388J106   5,821,252  171,163   SH          SOLE                  171163
S E I INVESTMENTS CO            COM            784117103  10,258,080   503835   SH          SOLE                  503835
ST JOE CO                       COM            790148100   1,810,000   78,152   SH          SOLE                   78152
ST JUDE MEDICAL CENTER INC      COM            790849103   3,257,881   90,271   SH          SOLE                   90271
STERICYCLE INC                  COM            858912108  27,006,369   411808   SH          SOLE                  411808
SYSCO CORP                      COM            871829107  25,002,292   875124   SH          SOLE                  875124
TARGET CORP                     COM            87612E106  13,058,716  265,583   SH          SOLE                  265583
THERMO FISHER SCIENTIFIC INC    COM            883556102  24,217,163  493,724   SH          SOLE                  493724
TOLL BROS INC                   COM            889478103   1,855,339   113407   SH          SOLE                  113407
TRACTOR SUPPLY CO               COM            892356106   1,616,254   26,509   SH          SOLE                   26509
TRANSDIGM GROUP INC             COM            893641100   2,822,164    55304   SH          SOLE                   55304
UNILEVER N V - NY SHARES        N Y SHS NEW    904784709  11,273,652   412652   SH          SOLE                  412652
UNITED TECHNOLOGIES CORP        COM            913017109  14,361,337   221250   SH          SOLE                  221250
VULCAN MATLS CO                 COM            929160109   2,695,940   61,509   SH          SOLE                   61509
WELLS FARGO & CO                COM            949746101   5,538,636  216,353   SH          SOLE                  216353
WEATHERFORD INTERNATIONAL LTD   REG            H27013103   1,710,874  130,202   SH          SOLE                  130202
FOSTER WHEELER AG COM           COM            H27178104   2,784,238  132,205   SH          SOLE                  132205
NOBLE CORPORATION               NAMEN -AKT     H5833N103   2,662,297   86,131   SH          SOLE                   86131